Financial Risk Management - Capital Management - Schedule of Capital (Details) $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	$ 37,300.0	$ 36,900.0
Borrowings	6,480.4	6,414.1
Net debt	4,929.8	4,057.2
Non-controlling interests	4,250.4	4,600.9
Total equity	$ 17,365.2	$ 18,412.0	$ 11,820.1
Net debt/total equity	28.40%	22.00%
Net debt/net total capital	22.10%	18.10%
Total debt/total capital	27.20%	25.80%
Interest coverage	3.5	7.1
Interest and preferred share dividend distribution coverage	3.0	6.0
Common shareholders’ equity
Disclosure of financial liabilities [line items]
Equity in stock	$ 11,779.3	$ 12,475.6
Preferred shares
Disclosure of financial liabilities [line items]
Equity in stock	1,335.5	1,335.5	$ 1,335.5
Holding company
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	1,550.6	2,356.9
Borrowings	3,859.5	3,475.1
Insurance and reinsurance companies
Disclosure of financial liabilities [line items]
Borrowings	995.7	1,373.0
Non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	1,625.2	1,566.0
Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	4,855.2	4,848.1
Net debt	3,304.6	2,491.2
Non-controlling interests	1,437.1	1,725.9
Total equity	$ 14,551.9	$ 15,537.0
Net debt/total equity	22.70%	16.00%
Net debt/net total capital	18.50%	13.80%
Total debt/total capital	25.00%	23.80%
Interest coverage	3.2	8.0
Interest and preferred share dividend distribution coverage	2.6	6.5
Excluding consolidated non-insurance companies | Common shareholders’ equity
Disclosure of financial liabilities [line items]
Equity in stock	$ 11,779.3	$ 12,475.6
Excluding consolidated non-insurance companies | Preferred shares
Disclosure of financial liabilities [line items]
Equity in stock	1,335.5	1,335.5
Excluding consolidated non-insurance companies | Holding company
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	1,550.6	2,356.9
Borrowings	3,859.5	3,475.1
Excluding consolidated non-insurance companies | Insurance and reinsurance companies
Disclosure of financial liabilities [line items]
Borrowings	995.7	1,373.0
Excluding consolidated non-insurance companies | Non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	$ 0.0	$ 0.0